BORROWINGS - Borrowings by Currency (Details) - Interest on non-recourse borrowings
₨ in Millions, £ in Millions, S/ in Millions, R$ in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions, in Millions
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2019 COP ($)	Dec. 31, 2019 GBP (£)	Dec. 31, 2019 CLF ( )	Dec. 31, 2019 PEN (S/)	Dec. 31, 2019 AUD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 INR (₨)	Dec. 31, 2019 NZD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2018 COP ($)	Dec. 31, 2018 GBP (£)	Dec. 31, 2018 CLF ( )	Dec. 31, 2018 PEN (S/)	Dec. 31, 2018 AUD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 INR (₨)	Dec. 31, 2018 NZD ($)
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	$ 18,544										$ 13,113
USD
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	7,801										5,317
Borrowings, local currency	7,801										5,317
CAD
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	2,473										1,388
Borrowings, local currency								$ 3,212										$ 1,893
GBP
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	2,411										1,847
Borrowings, local currency | £				£ 1,819										£ 1,447
BRL
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	1,489										1,342
Borrowings, local currency | R$		R$ 6,002										R$ 5,200
INR
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	1,427										565
Borrowings, local currency | ₨									₨ 101,929										₨ 39,236
UF
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	1,099										837
Borrowings, local currency |					29										21
AUD
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	1,010										925
Borrowings, local currency							$ 1,439										$ 1,312
PEN
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	452										441
Borrowings, local currency | S/						S/ 1,497										S/ 1,486
COP
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	342										411
Borrowings, local currency			$ 1,124,325										$ 1,337,497
NZD
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	$ 40										$ 40
Borrowings, local currency										$ 59										$ 60